Impairment of Goodwill and Long-Lived Assets - Forecasted Inflation Rates Used in Cash Flow Projections (Detail)	12 Months Ended
Dec. 31, 2013
2014 [Member] | Russia Entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	5.00%
2014 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2014 [Member] | European Countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	3.00%
2015 [Member] | Russia Entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	5.00%
2015 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2015 [Member] | European Countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2016 [Member] | Russia Entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2016 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2016 [Member] | European Countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2017 [Member] | Russia Entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2017 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2017 [Member] | European Countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	3.00%
2018 [Member] | Russia Entities [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	4.00%
2018 [Member] | USA [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	2.00%
2018 [Member] | European Countries [Member]
Schedule Of Significant Assumptions Used To Estimate Future Cash Flows [Line Items]
Forecasted inflation rate for cash flow projection	3.00%